Financial assets at fair value through other comprehensive income (Details) - CHF (SFr)	1 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		SFr 285,962	SFr 285,962
Stalicla SA
Financial assets at fair value through other comprehensive income
Investment in Stalicla SA	SFr 795,029
Preferred shares received on investment in Stalicla SA	23,342
Financial assets at fair value through other comprehensive income	SFr 285,962	SFr 285,962	SFr 285,962